Shareholders' equity: (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity:
Schedule of changes in issued and outstanding common shares

	Number	Dollars

Balance, December 31, 2021	106,390,361	$799,391

Issued in connection with the 2022 Offering (i)	19,021,622	175,950

Issued upon stock option exercises (note 9 (b) (i))	1,155,138	1,979

Balance, December 31, 2022	126,567,121	$977,320

	Number	Dollars

Balance, December 31, 2020	78,337,361	$575,286

Issued in connection with the 2021 Offering (ii)	28,000,000	224,000

Issued upon stock options exercise (note 9 (b) (ii))	53,000	105

Balance, December 31, 2021	106,390,361	$799,391
(i)	On July 18, 2022, the Company closed an equity offering, issuing 16,540,541 common shares from treasury at a price of $9.25 per share for gross proceeds of $153,000. On July 28, 2022, the underwriters of the equity offering exercised their option to purchase additional common shares (over-allotment option), resulting in the issuance of an additional 2,481,081 common shares from treasury at a price of $9.25 per share, for additional gross proceeds of $22,950 (together, the “2022 Offering”). Share issue costs of $11,434, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.
(ii)	On December 17, 2021, the Company closed an equity offering, issuing 25,000,000 common shares from treasury at a price of $8.00 per share for gross proceeds of $200,000, and on December 29, 2021, the underwriters of the equity offering partially exercised their over-allotment option to purchase additional common shares of the Company, resulting in the issuance of an additional 3,000,000 common shares from treasury at a price of $8.00 per share, for additional gross proceeds of $24,000 (together, the “2021 Offering”). Share issue costs of $14,271, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

Schedule of changes in outstanding stock options issued

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2021	7,774,833	$3.74
Granted (2) (3) (4) (5) (6)	3,973,500	$7.22
Exercised (7)	(1,388,643)	$1.46
Forfeited	(140,967)	$5.71
Balance, December 31, 2022	10,218,723	$5.38

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2020	6,288,166	$3.80
Granted (8) (9) (10) (11) (12)	1,708,000	$4.60
Exercised	(53,000)	$1.06
Forfeited	(168,333)	$6.34
Balance, December 31, 2021	7,774,833	$3.94
(1)	USD equivalent of stock options granted in CAD is presented at the closing rate of the corresponding year.
(2)	2,945,000 stock options were granted on February 23, 2022, having an exercise price of $7.01; 2,320,000 stock options were granted to key management personnel and 625,000 were granted to other employees.
(3)	390,000 stock options were granted to key management personnel on March 23, 2022, having an exercise price of $6.38.
(4)	220,000 stock options were granted to other employees on May 11, 2022, having an exercise price of $7.85.
(5)	200,000 stock options were granted to other employees on July 15, 2022, having an exercise price of $9.39.
(6)	218,500 stock options were granted to other employees on November 14, 2022, having an exercise price of $9.00.
(7)	Of the stock options exercised, 1,155,138 common shares were issued, and 233,505 stock options were returned to the Company and cancelled as a result of the cashless exercise feature provided in the Company’s stock option plan.
(8)	1,408,000 stock options were granted on February 25, 2021, having an exercise price of $4.36; 1,171,000 stock options granted to key management personnel and 237,000 granted to other employees.
(9)	50,000 stock options were granted to key management personnel on March 30, 2021, having an exercise price of $3.83.
(10)	50,000 stock options were granted to other employees on May 10, 2021, having an exercise price of $3.92.
(11)	20,000 stock options were granted to other employees on August 11, 2021, having an exercise price of $3.10.
(12)	180,000 stock options were granted to other employees on November 10, 2021, having an exercise price of $7.04.

Schedule of information about stock outstanding options and exercisable options

	Options outstanding		Options exercisable
		Weighted
		average
		years
Exercise price/share	Number	To expiration	Number

Stock options granted in USD
$3.83	50,000	8.2	10,000
$3.92	42,000	8.4	2,000
$4.36	1,346,000	8.2	252,400
$6.38	390,000	9.2	—
$7.01	2,922,500	9.2	—
$7.04	160,000	8.9	32,000
$7.85	220,000	9.4	—
$9.00	218,500	9.9	—
$9.39	180,000	9.5	—
Stock options granted in CAD (1)
$0.80 (CAD $1.08)	635,278	4.4	635,278
$0.93 (CAD $1.26)	1,001,114	5.1	772,225
$1.12 (CAD $1.51)	41,667	4.9	41,667
$1.51 (CAD $2.05)	8,333	5.5	—
$2.32 (CAD $3.14)	162,000	7.9	63,000
$2.64 (CAD $3.58)	28,000	7.6	10,000
$2.97 (CAD $4.03)	28,611	3.2	28,611
$3.04 (CAD $4.12)	419,000	8.0	167,000
$3.21 (CAD $4.36)	887,498	6.1	511,944
$6.19 (CAD $8.39)	512,222	6.9	307,333
$10.26 (CAD $13.91)	901,000	7.3	364,000
$10.86 (CAD $14.72)	65,000	7.4	26,000
	10,218,723	7.7	3,223,458

(1)   USD equivalent of stock options granted in CAD is presented at the closing rate.

Schedule of weighted average assumptions for stock options granted

	2022	2021

Weighted average fair value of stock options at grant date	$5.38	$3.60
Weighted average share price	$7.22	$4.60
Weighted average exercise price	$7.22	$4.60
Risk-free interest rate	2.18%	1.00%
Expected volatility	100%	111%
Expected life in years	7	7
Expected dividend yield	Nil	Nil

Schedule of changes in the number of deferred share units (DSU)

Number of units	2022	2021
Balance, beginning of year	311,065	253,028
Units granted (1)	30,208	71,317
Settled	—	(13,280)
Balance, end of year	341,273	311,065
Balance of DSU liability, included in Trade and other payables	$2,790	$2,503
(1)	All DSUs were granted to key management personnel.